Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 20,222	$ 18,686	$ 26,496
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	15,463	13,078	21,872
Rest of the world [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,759	$ 5,608	$ 4,624